Annual Total Returns- Alger Dynamic Opportunities Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Dynamic Opportunities Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.80%)	9.43%	17.92%	3.96%	1.85%	(0.26%)	16.90%	(2.33%)	12.80%	47.26%